Note C - Acquisition of Endurance Exploration Group Llc Membership Interests (Details) - shares	Dec. 31, 2015	Jul. 31, 2015	Jun. 29, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Shares Issued	(43,024,369)	(200,000)	(8,184)	(36,628,860)
Endurance Exploration Group LLC
Common Stock, Shares Issued					20,550,539